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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: March 30, 2002
                                                          --------------

       Check here if Amendment [ ]: Amendment Number:
                                                     -------------------

                        This Amendment (Check only one):

                        [_] is a restatement
                        [_] adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number:  -
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              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/  Carl B. Tash              11726 San Vicente Blvd. #600        May 14, 2002
------------------------       Los Angeles, CA  90049



Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[_] 13F NOTICE

[_] 13F COMBINATION REPORT

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:           0



Form 13F Information Table Entry Total:      19



Form 13F Information Table Value Total:      $303,705.7 (thousands)



List of Other Included Managers:             None




                                        2

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
                  NAME OF ISSUER           TITLE OF CLASS           CUSIP                 VALUE            # OF SHARES    SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Arden Realty Group Inc.                          com              039793104           $21,328,400.00           751,000    sole
Boykin Lodging Trust                             com              103430104            $7,785,030.00           837,100    sole
Catellus Development Corp.                       com              149111106            $6,325,872.00           321,600    sole
Center Trust Retail Properties                   com              151845104              $892,952.00           168,800    sole
Clayton Homes Inc.                               com              184190106           $32,216,950.00         1,923,400    sole
Commercial Net Lease Realty                      com              202218103              $769,196.00            55,100    sole
Crescent Real Estate Equities                    com              225756105           $18,117,660.00           933,900    sole
Equity Residential                               com              29476L107           $19,853,592.00           690,800    sole
Essex Property Trust                             com              297178105           $29,518,226.00           565,700    sole
Fleetwood Enterprises Com                        com              339099103           $23,268,600.00         2,154,500    sole
HRPT PPTYS TR COM SH BEN INT                     com              40426W101           $28,981,800.00         3,220,200    sole
Manufactured Home Communities                    com              564682102           $10,434,600.00           316,200    sole
National Golf Pptys Com                          com              63623G109            $8,726,820.00         1,179,300    sole
Pan Pacific Retail Properties                    com              69806L104           $19,775,733.00           646,900    sole
PS Business Parks, Inc.                          com              69360J107            $5,473,125.00           157,500    sole
Rouse Company                                    com              779273101           $35,094,144.00         1,132,800    sole
Summit Properties                                com              866239106           $12,428,850.00           507,300    sole
United Dominion Realty                           com              910197102            $3,597,264.00           227,100    sole
Vornado Realty Trust                             com              929042109           $19,116,864.00           432,900    sole
                                                                                ---------------------
REPORT SUMMARY                          19 data records                              $303,705,678.00
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